DISCLOSURE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE EXPLANATORY (Details) - Property, plant and equipment subject to operating leases [member]	12 Months Ended
Dec. 31, 2023
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	16 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	60 years
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Motor vehicle [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Furniture and fittings equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Furniture and fittings equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Renovation [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years